File  Nos. 333-178461/811-4716




	              SECURITIES AND EXCHANGE COMMISSION
	                   Washington, D.C.  20549
	                           FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[X]
	Pre-Effective Amendment No.         				[ ]
	Post-Effective Amendment No.   1  				[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   	[X]
	                      Amendment No.  43				[X]
	               (Check appropriate box or boxes.)

	            SYMETRA RESOURCE VARIABLE ACCOUNT B
		    -----------------------------------
	                 (Exact Name of Registrant)

	              Symetra Life Insurance Company
                      ------------------------------
	                    (Name of Depositor)


 777 108th Avenue NE, Suite 1200, Bellevue, Washington               98004
 ----------------------------------------------------- 	            -----
 (Address of Depositor's Principal Executive Offices)             (Zip Code)

	Depositor's Telephone Number, including Area Code (425) 256-8000

	           Name and Address of Agent for Service
                   --------------------------------------
	                 Jacqueline M. Veneziani
	             777 108th Avenue NE, Suite 1200
	                   Bellevue, WA 98004
	                     (425) 256-5026



Approximate date of Proposed Public Offering . . . . . . . . . . Continuous


It is proposed that this filing will become effective:

[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485
[X] On January 31, 2013 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] On ______________ pursuant to paragraph (a) of Rule 485



If appropriate, check the following:

 ____________ this post-effective amendment designates a new effective date
	      for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Deferred Flexible Premium
					Variable Annuity Contracts

                               EXPLANATORY NOTE
			       ----------------

	Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding a supplement ("Supplement") to the currently effective prospectus for the variable annuity contracts that are the subject of the Registration Statement ("Contracts"). The Supplement describes additional
Sub-accounts that will be made available under the Contracts.   The Amendment
is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

                      Supplement dated January 31, 2013
              to the May 7, 2012 Prospectus, as supplemented
                                   for the
                      Symetra True Variable Annuity[Service Mark]

	This supplement amends certain information contained in the above-referenced prospectus ("Prospectus"). Please read this supplement in
conjunction with the Prospectus and keep it for future reference.   Except as
noted, capitalized terms in this supplement have the same meaning as those contained in the Prospectus.

Addition of New Sub-accounts

Effective January 31, 2013, the investment options available under the Contracts have been expanded to include Standard Sub-accounts that invest in the following Portfolios:


PORTFOLIO NAME				INVESTMENT OBJECTIVE			INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------
American Funds Insurance Series
-----------------------------------------------------------------------------------------------------
American Funds Insurance Series 	To achieve long-term growth of 		Capital Research and
Growth-Income Fund - Class 1		capital and income			Management Company
-----------------------------------------------------------------------------------------------------
American Funds Insurance Series 	To provide growth of capital		Capital Research and
Growth Fund - Class 1								Management Company
-----------------------------------------------------------------------------------------------------
American Funds Insurance Series 	To provide long-term growth of		Capital Research and
International Fund - Class 1		capital	 				Management Company
-----------------------------------------------------------------------------------------------------
American Funds Insurance Series 	To provide long-term capital		Capital Research and
New World Fund - Class 1		appreciation	 			Management Company
-----------------------------------------------------------------------------------------------------
American Funds Insurance Series 	To provide long-term growth of		Capital Research and
Global Growth & Income Fund - 		capital while providing current		Management Company
Class 1	  				income
-----------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - 	To maximize income while		Franklin Advisers, Inc.
Class 1	 			  	maintaining prospects for
				  	capital appreciation
-----------------------------------------------------------------------------------------------------
References in the Prospectus to "Portfolio" and the list of Portfolios for Standard Sub-accounts in
Appendix B of the Prospectus should be read to include these Portfolios, as appropriate.

Contacting Symetra.  If you have any questions, you can contact Symetra at 1-800-457-9015. You can also use our website at www.symetra.com.

TRUZ-1060 1/13


                      SYMETRA RESOURCE VARIABLE ACCOUNT B
                                     PART C
                               OTHER INFORMATION



	Item 24(b) is revised to include the following exhibit(s):



Exhibit 	Description				Reference
-----------------------------------------------------------------------------

8.	Participation Agreement (American Funds) 	Filed Herewith

9.	Opinion and Consent of Counsel 			Filed Herewith

10.	Consent of Ernst and Young LLP, 		Filed Herewith
	Independent Registered Public Accounting Firm

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Bellevue and State of Washington, on this 30th day of January, 2013.

					Symetra Resource Variable Account B
					-----------------------------------
						Registrant

				By:	Symetra Life Insurance Company
					------------------------------

				By:	 THOMAS M. MARRA*
					------------------------------
					Thomas M. Marra, Director

					Symetra Life Insurance Company
					------------------------------
						Depositor

				By:	 THOMAS M. MARRA*
					------------------------------
					Thomas M. Marra, Director

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney that was previously filed in this Registration Statement.

NAME							TITLE

Michael W. Fry *				Director and Executive Vice President
--------------------------------
Michael W. Fry

/s/ David S. Goldstein				Director, General Counsel, Senior Vice President and Secretary
--------------------------------
David S. Goldstein

Daniel R. Guilbert *				Director and Executive Vice President
--------------------------------
Daniel R. Guilbert

Thomas M. Marra *				Director and President (Principal Executive Officer)
--------------------------------
Thomas M. Marra

/s/ Margaret A. Meister 			Director, Chief Financial Officer and
--------------------------------		Executive Vice President (Principal Financial
Margaret A. Meister				Officer and Principal Accounting Officer)

